Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments  |  June 30, 2024

Ticker Symbol: MAV

Schedule of Investments  |  6/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 122.0%
	Municipal Bonds — 122.0% of Net Assets(a)
	Alabama — 0.6%
1,250,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 1,271,587
	Total Alabama	$1,271,587

	Arizona — 1.4%
1,325,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,327,875
1,965,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	1,760,345
	Total Arizona	$3,088,220

	Arkansas — 5.3%
1,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.75%, 9/1/49 (144A)	$ 1,491,180
10,000,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	10,076,400
	Total Arkansas	$11,567,580

	California — 14.4%
38,610,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$ 10,195,743
5,000,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	3,922,900
1,500,000	California Municipal Finance Authority, Series A, 5.25%, 11/1/52 (AGM Insured)	1,596,585
1,000,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.375%, 6/15/64 (144A)	1,066,270
600,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/64 (144A)	606,126
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,878,394
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	2,057,860
1Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	California — (continued)
5,915,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	$ 5,949,070
4,000,000	San Diego County Regional Airport Authority, Private Activity, Series B, 5.25%, 7/1/58	4,259,560
	Total California	$31,532,508

	Colorado — 3.0%
1,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 868,190
1,250,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, Series A, 5.75%, 4/1/59 (144A)	1,281,000
1,148,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,147,587
2,350,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	2,358,178
1,000,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	997,810
	Total Colorado	$6,652,765

	Delaware — 0.5%
450,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 3.00%, 6/1/32	$ 396,751
700,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/42	619,199
	Total Delaware	$1,015,950

	District of Columbia — 2.9%
500,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	$ 494,890
5,715,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	5,904,395
	Total District of Columbia	$6,399,285

	Florida — 2.7%
825,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	$ 779,328
1,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/53 (AGM Insured)	1,041,360
1,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	1,042,950
500,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	511,230
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
1,000,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/59 (144A)	$ 1,017,750
2,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.00%, 7/1/37	1,520,040
	Total Florida	$5,912,658

	Idaho — 0.9%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,005,580
	Total Idaho	$2,005,580

	Illinois — 6.3%
3,760,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 3,810,347
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,072,510
1,200,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	1,200,132
2,000,000(c)	Chicago Board of Education, Series H, 5.00%, 12/1/46	2,005,740
2,000,000(c)	City of Chicago, Series B-R, 5.50%, 1/1/34	2,004,580
140,903(b)(d)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	8,454
223,202(d)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	145,081
3,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	2,807,970
1,015,000(d)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	710,500
	Total Illinois	$13,765,314

	Indiana — 0.8%
750,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	$ 776,407
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	1,007,050
	Total Indiana	$1,783,457

	Iowa — 3.9%
6,900,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 6,839,901
2,055,000	Iowa Tobacco Settlement Authority, Series A-2, 4.00%, 6/1/49	1,811,339
	Total Iowa	$8,651,240

3Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Maine — 0.9%
2,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	$ 1,900,500
	Total Maine	$1,900,500

	Massachusetts — 6.7%
1,000,000(f)	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, 5.25%, 7/1/52	$ 1,103,810
3,500,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,486,945
8,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,040,880
	Total Massachusetts	$14,631,635

	Michigan — 2.4%
1,955,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 1,793,185
3,000,000	Michigan Finance Authority, The Henry Ford Health Detroit South Campus Central Utility Plant Project, 5.50%, 2/28/49	3,281,790
205,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	205,494
	Total Michigan	$5,280,469

	Minnesota — 0.4%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 950,100
	Total Minnesota	$950,100

	Montana — 0.2%
2,445,000(d)(e)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$ 489,000
1,000,000(d)	Two Rivers Authority, 7.375%, 11/1/27	40,000
	Total Montana	$529,000

	New Hampshire — 0.5%
1,375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$ 1,194,132
	Total New Hampshire	$1,194,132

	New York — 12.9%
3,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	$ 2,811,510
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	2,086,480
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/244

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
5,000,000	Metropolitan Transportation Authority, Green Bond, Series D-2, 4.00%, 11/15/48	$ 4,738,200
2,530,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	2,313,938
3,240,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	3,055,579
4,685,000	New York State Housing Finance Agency, Sustainability Bond, Series G, 2.73%, 11/1/51 (SONYMA Insured)	3,070,971
1,750,000	New York Transportation Development Corp., Green Bond, 5.375%, 6/30/60	1,846,075
5,500,000	New York Transportation Development Corp., Green Bond, 5.50%, 6/30/60	5,794,690
2,000,000	TSASC, Inc., Series B, 5.00%, 6/1/48	1,741,060
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	870,970
	Total New York	$28,329,473

	Ohio — 7.3%
13,855,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 12,722,215
1,500,000	County of Muskingum, Genesis Healthcare System Project , 5.00%, 2/15/44	1,424,520
2,000,000	State of Ohio, 5.00%, 12/31/39	2,012,340
	Total Ohio	$16,159,075

	Pennsylvania — 8.6%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$ 939,290
6,665,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, 4.00%, 9/1/49	6,187,653
2,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	1,827,660
6,000,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, 4.00%, 8/15/49	5,797,500
2,500,000(e)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	2,336,425
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	500,530
5Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	$ 856,330
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	457,728
	Total Pennsylvania	$18,903,116

	Puerto Rico — 17.9%
2,885,151(e)	Commonwealth of Puerto Rico, 11/1/43	$ 1,767,155
2,375,679(c)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/37	2,286,805
5,021,480(c)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	4,708,089
6,810,000(c)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	6,144,867
14,250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	14,361,720
9,996,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, 5.00%, 7/1/58	9,984,905
	Total Puerto Rico	$39,253,541

	Rhode Island — 0.2%
1,355,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 542,000
	Total Rhode Island	$542,000

	South Carolina — 2.3%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 5,054,588
	Total South Carolina	$5,054,588

	South Dakota — 1.7%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.00%, 11/1/44	$ 3,853,000
	Total South Dakota	$3,853,000

	Tennessee — 0.3%
550,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	$ 578,507
	Total Tennessee	$578,507

	Texas — 8.2%
450,000(f)	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., 4.875%, 6/15/59 (144A)	$ 440,253
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/246

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/54	$ 297,900
500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.45%, 3/1/49 (144A)	525,335
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,001,480
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,500,090
7,345,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	6,943,890
1,000,000	City of Houston Airport System Revenue, Series A, 4.00%, 7/1/41	940,710
5,000,000(d)(e)	Greater Texas Cultural Education Facilities Finance Corp., 8.00%, 2/1/50 (144A)	3,050,000
2,430,000(f)	Greater Texas Cultural Education Facilities Finance Corp., Texas Bipmedical Research Institute Project, Series A, 5.25%, 6/1/54	2,542,047
6,960,000(d)+	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	1
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured, 12/1/30	695,930
	Total Texas	$17,937,636

	Virginia — 8.0%
2,035,000	Lynchburg Economic Development Authority, 3.00%, 1/1/51	$ 1,494,402
50,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	46,837
2,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	1,512,280
10,000(h)	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	10,523
1,000,000	Virginia Small Business Financing Authority, Senior Lien, 5.00%, 12/31/47	997,210
1,000,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project, 4.00%, 1/1/48	915,320
5,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/49	5,445,495
7Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/24

Principal Amount USD ($)		Value
	Virginia — (continued)
2,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/52	$ 2,462,400
4,600,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/56	4,609,430
	Total Virginia	$17,493,897

	Washington — 0.2%
500,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.00%, 7/1/54	$ 517,030
	Total Washington	$517,030

	Wisconsin — 0.6%
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	$ 756,705
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	478,005
	Total Wisconsin	$1,234,710

	Total Municipal Bonds (Cost $269,086,671)	$267,988,553

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 122.0% (Cost $269,086,671)	$267,988,553
	OTHER ASSETS AND LIABILITIES — (22.0)%	$(48,391,607)
	net assets — 100.0%	$219,596,946

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
SONYMA	State of New York Mortgage Agency.
ST INTERCEPT	State Aid Intercept.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $39,666,859, or 18.1% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	Security is in default.
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/248

Schedule of Investments  |  6/30/24
(unaudited) (continued)
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Escrow to maturity.
(h)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
+	Security is valued using significant unobservable inputs (Level 3).
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
135	U.S. Long Bond (CBT)	9/19/24	$15,778,832	$15,972,187	$193,355
TOTAL FUTURES CONTRACTS			$15,778,832	$15,972,187	$193,355
CBT	Chicago Board of Trade.
9Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$267,988,552	$1	$267,988,553
Total Investments in Securities	$—	$267,988,552	$1	$267,988,553
Other Financial Instruments
Net unrealized appreciation on futures contracts	$193,355	$—	$—	$193,355
Total Other Financial Instruments	$193,355	$—	$—	$193,355
Transfers are calculated on the beginning of period values. During the period ended June 30, 2024, a security valued at $696 was transferred from Level 2 to Level 3, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/2410